Due to banks and correspondents - Loan received from foreign entities (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Detail Of Dues To Foreign Bank [Line Items]
Loan Received From Foreign Entities	S/ 3,304,169	S/ 2,895,637
Standard Chartered Bank London [Member] | UNITED KINGDOM
Disclosure Detail Of Dues To Foreign Bank [Line Items]
Borrowings Maturity	2026
Loan Received From Foreign Entities	S/ 1,055,140	662,161
China Development Bank Hong Kong Branch [Member] | CHINA
Disclosure Detail Of Dues To Foreign Bank [Line Items]
Borrowings Maturity	2027
Loan Received From Foreign Entities	S/ 376,400	0
Citigroup Global Markets Inc. [Member] | UNITED STATES
Disclosure Detail Of Dues To Foreign Bank [Line Items]
Borrowings Maturity	2026
Loan Received From Foreign Entities	S/ 289,867	289,867
Standard Chartered Bank Hong Kong Ltd. [Member] | CHINA
Disclosure Detail Of Dues To Foreign Bank [Line Items]
Borrowings Maturity	2025
Loan Received From Foreign Entities	S/ 263,480	0
Sumitomo Mitsui Banking [Member] | Japan
Disclosure Detail Of Dues To Foreign Bank [Line Items]
Borrowings Maturity	2026
Loan Received From Foreign Entities	S/ 263,480	259,630
Banco del Estado de Chile [Member] | CHILE
Disclosure Detail Of Dues To Foreign Bank [Line Items]
Borrowings Maturity	2025
Loan Received From Foreign Entities	S/ 244,660	241,085
BMO Capital Markets Corp. [Member] | Canada
Disclosure Detail Of Dues To Foreign Bank [Line Items]
Borrowings Maturity	2025
Loan Received From Foreign Entities	S/ 188,200	0
Banco Bilbao Vizcaya Argentaria NY Branch [Member] | SPAIN
Disclosure Detail Of Dues To Foreign Bank [Line Items]
Borrowings Maturity	2025
Loan Received From Foreign Entities	S/ 188,200	185,450
Caixabank S.A. Barcelona [Member] | SPAIN
Disclosure Detail Of Dues To Foreign Bank [Line Items]
Borrowings Maturity	2025 / 2024
Loan Received From Foreign Entities	S/ 169,380	166,905
Bank J. Safra Sarasin [Member] | SWITZERLAND
Disclosure Detail Of Dues To Foreign Bank [Line Items]
Borrowings Maturity	2025 / 2024
Loan Received From Foreign Entities	S/ 77,162	81,598
Commerzbank Ag Frankfurt [Member] | GERMANY
Disclosure Detail Of Dues To Foreign Bank [Line Items]
Borrowings Maturity	2025
Loan Received From Foreign Entities	S/ 75,280	0
Standard Chartered Bank NY [Member] | UNITED STATES
Disclosure Detail Of Dues To Foreign Bank [Line Items]
Borrowings Maturity	2025
Loan Received From Foreign Entities	S/ 75,280	74,180
Citibank NA New York [Member] | UNITED STATES
Disclosure Detail Of Dues To Foreign Bank [Line Items]
Borrowings Maturity	2025
Loan Received From Foreign Entities	S/ 37,640	0
Wells Fargo [Member] | UNITED STATES
Disclosure Detail Of Dues To Foreign Bank [Line Items]
Borrowings Maturity	2024
Loan Received From Foreign Entities	S/ 0	296,720
Bank of America [Member] | UNITED STATES
Disclosure Detail Of Dues To Foreign Bank [Line Items]
Borrowings Maturity	2024
Loan Received From Foreign Entities	S/ 0	203,995
Bank of Montreal [Member] | Canada
Disclosure Detail Of Dues To Foreign Bank [Line Items]
Borrowings Maturity	2024
Loan Received From Foreign Entities	S/ 0	185,450
JP Morgan Chase Bank NY [Member] | UNITED STATES
Disclosure Detail Of Dues To Foreign Bank [Line Items]
Borrowings Maturity	2024
Loan Received From Foreign Entities	S/ 0	111,270
Bank of New York [Member] | UNITED STATES
Disclosure Detail Of Dues To Foreign Bank [Line Items]
Borrowings Maturity	2024
Loan Received From Foreign Entities	S/ 0	92,725
HSBC Branch India [Member] | India
Disclosure Detail Of Dues To Foreign Bank [Line Items]
Borrowings Maturity	2024
Loan Received From Foreign Entities	S/ 0	37,090
Banco Interamericano de Desarrollo [Member] | Multilateral
Disclosure Detail Of Dues To Foreign Bank [Line Items]
Borrowings Maturity	2024
Loan Received From Foreign Entities	S/ 0	S/ 7,511